Commitments	9 Months Ended
Sep. 30, 2022
Commitments
Commitments

18.           Commitments

(a)	As at September 30, 2022, the Company has capital commitments to incur an additional $3,140,351 (December 31, 2021 - $2,686,537) for development of its IT infrastructure and construction of Mesa facility.
(b)	The Company is committed to future minimum lease payments for short-term leases and long-term leases. The leases are related to rentals of its kiosk locations. The details of lease commitments for those leases not included in the lease liabilities as at September 30, 2022 are as follows:

Fiscal year	Amount
2022	$323,236
2023	78,247
2024	—
2025	—
2026 and after	—
Total	$401,483